Goodwill and Other Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Purchased software [member]
Disclosure of detailed information about intangible assets [line items]
Computer software	$ 507	$ 404
Internally generated software [member]
Disclosure of detailed information about intangible assets [line items]
Computer software	1,337	1,363
In process software not subject to amortization [member]
Disclosure of detailed information about intangible assets [line items]
Computer software	$ 566	$ 589